Leases	6 Months Ended
Jun. 30, 2026
Leases
Leases

7. Leases

The Group’s lease payments for office space leases include fixed rental payments and do not consist of any variable lease payments that depend on an index or a rate. As of December 31, 2025 and June 30, 2026, there was no leases that have not yet commenced.

The following represents the aggregate right-of-use assets and related lease liabilities as of December 31, 2025 and June 30, 2026:

	December 31, 2025	June 30, 2026
	RMB	RMB
Operating lease right-of-use assets	6,453	5,016
Short-term operating lease liabilities	(4,727)	(3,510)
Long-term operating lease liabilities	(801)	(604)
Total operating leased liabilities	(5,528)	(4,114)

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

7. Leases (Continued)

The weighted average lease term and weighted average discount rate as of December 31, 2025 and June 30, 2026 were as follows:

	December 31, 2025	June 30, 2026
	RMB	RMB
Weighted average lease term:
Operating leases	1.34	1.32
Weighted average discount rate:
Operating leases	2.96%	2.76%

The components of lease expenses for the six months ended June 30, 2025 and 2026 were as follows:

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Operating lease cost	2,656	2,739
Cost of other leases with period less than one year	888	463
Total	3,544	3,202

Supplemental cash flow information related to leases for the six months ended June 30, 2025 and 2026 were as follows:

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	2,808	2,332
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations	5,139	2,129
Right-of-use assets released due to termination of lease contracts	-	(837)

Maturities of lease liabilities at December 31, 2025 and June 30, 2026, respectively:

	December 31, 2025	June 30, 2026
	RMB	RMB
2026/Remainder of 2026	4,618	2,418
2027	1,017	1,462
2028	-	293
2029	-	8
Total remaining undiscounted lease payments	5,635	4,181
Less: interest	(107)	(67)
Total present value of operating lease liabilities	5,528	4,114
Less: short-term operating lease liabilities	(4,727)	(3,510)
Long-term operating lease liabilities	801	604

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)